Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Summarize Changes in Accumulated Other Comprehensive Income (Loss), Net of Tax
The following tables summarize changes in accumulated other comprehensive income (loss) by component during the three months ended March 31, 2024 and 2023 (in thousands):

	Unrealized Gain (Loss) on Derivatives	Foreign Currency Translation Adjustment	Total
Balances at December 31, 2022	$131	$(94)	$37
Other comprehensive income (loss) before reclassifications	(101)	10	(91)
Amounts reclassified from accumulated other comprehensive income (loss)	(87)	—	(87)
Tax effect	(46)	—	(46)

Balances at March 31, 2023	$(103)	$(84)	$(187)

Balances at December 31, 2023	$(7)	$(16)	$(23)
Other comprehensive loss before reclassifications	—	(42)	(42)
Amounts reclassified from accumulated other comprehensive income (loss)	64	—	64
Tax effect	16	—	16

Balances at March 31, 2024	$73	$(58)	$15

The following table summarizes changes in accumulated other comprehensive income (loss), by component during the years ended December 31, 2023 and 2022 (in thousands):

	Unrealized Gain (Loss) on Derivatives	Foreign Currency Translation Adjustment	Total
Balances at December 31, 2021	$(32)	$11	$(21)
Other comprehensive income (loss) before reclassifications	24	(105)	(81)
Amounts reclassified from accumulated other comprehensive income (loss)	108	—	108
Tax effect	31	—	31

Balances at December 31, 2022	131	(94)	37
Other comprehensive income (loss) before reclassifications	(334)	78	(256)
Amounts reclassified from accumulated other comprehensive income (loss)	222	—	222
Tax effect	(26)	—	(26)

Balances at December 31, 2023	$(7)	$(16)	$(23)